Subsequent Events (Details Narrative)								12 Months Ended
	Apr. 01, 2024 USD ($)	Apr. 01, 2024 CNY (¥)	Mar. 25, 2024 CNY (¥)	Jan. 07, 2024 USD ($)	Jan. 07, 2024 CNY (¥)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Cost, direct labor				$ 5,221,922	¥ 37,064,159	$ 4,931,105	¥ 35,000,000
Construction costs				7,171,990	50,905,352	$ 6,519,991	¥ 46,277,593
Gain on sale of imperfection								$ 462,368	$ 709,479
Sale of imperfection								545,975
Inventory obsolete								$ 9,649
Subsequent Event [Member]
Subsequent Event [Line Items]
Loans Payable to Bank, Current	$ 2,270,000									¥ 20,000,000
Debt Instrument, Interest Rate During Period	3.55%	3.55%
Advances to settlement	$ 2,113,331	¥ 15,000,000
Cost, direct labor				5,221,922	37,064,159
Construction costs				$ 7,171,990	¥ 50,905,352
Line of credit | ¥			¥ 56,000,000
Line of credit term			2 years